Subsequent Events (Details) - USD ($)			6 Months Ended
	Sep. 04, 2024	Jul. 29, 2024	Jun. 30, 2023	Jul. 11, 2024	Jun. 30, 2024	Jun. 11, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Ordinary shares par value							$ 0.0001
Warrant exercisable term		2 years
Advance from private placement (in Dollars)		$ 8,200,000			$ 8,200,000
Value of ordinary shares (in Dollars)			$ 14,093,535
Subsequent Event [Member]
Subsequent Events [Line Items]
Warrant exercisable		$ 0.55
Common Class A [Member]
Subsequent Events [Line Items]
Ordinary shares par value					$ 0.0001
Forecast [Member] | Common Class A [Member]
Subsequent Events [Line Items]
Ordinary shares par value	$ 0.0001
Private Placement [Member]
Subsequent Events [Line Items]
Warrant exercisable				$ 0.55
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares (in Shares)		14,907,000
Ordinary shares (in Shares)		14,907,000
Private Placement [Member] | Common Class A [Member]
Subsequent Events [Line Items]
Ordinary shares par value						$ 0.0001
Private Placement [Member] | Common Class A [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares par value		$ 0.0001
Common Class A [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Share issued price		$ 0.55
Common Class A [Member] | Forecast [Member] | Minimum [Member]
Subsequent Events [Line Items]
Value of ordinary shares (in Dollars)	$ 8,000,000
Common Class A [Member] | Forecast [Member] | Maximum [Member]
Subsequent Events [Line Items]
Value of ordinary shares (in Dollars)	$ 20,000,000